Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Estimated Weighted Average Useful of Intangible Assets
Intangible assets that are considered to have definite useful life are amortized using the straight-line basis over their estimated weighted average useful lives as follows:

Technology	3-6 years
Capitalized internal-use software	3 years
Customer Relationships	1-4 years
Creative Relationships	10 years
Users’ Relationships	1 year
Trademark	3-5 years
Courses	2 years